Property, Plant and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

NOTE 6 — PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following:

(in thousands)	September 30, 2018	December 31, 2017
Land	$13,623	$13,557
Buildings and improvements	104,026	99,233
Machinery, equipment and other	501,148	446,261

	618,797	559,051
Accumulated depreciation	(382,730)	(347,219)

Property, plant and equipment, net	$236,067	$211,832

During the nine months ended September 30, 2018, we transferred $42.5 million of inventory to property, plant and equipment related to certain assets entering our lease program.

6. Property, Plant and Equipment, net

The components of property, plant and equipment, net were as follows:

	December 31, 2017	December 31, 2016
Land	$13,557	$14,636
Buildings and improvements	99,233	91,927
Machinery, equipment and other	446,261	396,505

Property, plant and equipment, gross	559,051	503,068
Total accumulated depreciation	(347,219)	(301,321)

Property, plant and equipment, net	$211,832	$201,747

Total depreciation expense was $58,178, $56,068 and $60,831 for the years ended December 31, 2017, 2016 and 2015, respectively.